Related party transactions - Analysis of Related Party Payable Balances (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total related party liabilities	$ 261		$ 261
Related party loans payable
Related Party Transaction [Line Items]
Total related party liabilities	222		222
Trading balances
Related Party Transaction [Line Items]
Total related party liabilities	39		39
Predecessor
Related Party Transaction [Line Items]
Total related party liabilities				$ 324
Predecessor | Related party loans payable
Related Party Transaction [Line Items]
Total related party liabilities				314
Predecessor | Trading balances
Related Party Transaction [Line Items]
Total related party liabilities				10
Ship Finance | Related party loans payable
Related Party Transaction [Line Items]
Total related party liabilities	222		$ 222	314
Interest rate on related party payable			4.50%
Interest expense on related party payable	7
Ship Finance | Trading balances
Related Party Transaction [Line Items]
Net asset position	$ 4		$ 4
Ship Finance | Predecessor | Related party loans payable
Related Party Transaction [Line Items]
Interest expense on related party payable		$ 7		$ 15